Goodwill and Intangible Assets	12 Months Ended
Oct. 25, 2015
Goodwill and Intangible Assets
Goodwill and Intangible Assets

NOTE D

Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the fiscal years ended October 25, 2015, and October 26, 2014, are presented in the table below. Additions during fiscal year ended October 25, 2015 are entirely due to the acquisition of Applegate on July 13, 2015. The goodwill amounts are preliminary pending final purchase adjustments. The impairment charge is related to the Company’s assets held for sale. See additional discussion regarding the Company’s assets held for sale in Note E. Purchase adjustments during the year relate to the CytoSport acquisition. The additions during the prior fiscal year ended October 26, 2014, were due to the acquisitions of CytoSport on August 11, 2014, and the China based SKIPPY® peanut butter business on November 26, 2013.

	Grocery	Refrigerated		Specialty	International
(in thousands)	Products	Foods	JOTS	Foods	& Other	Total
Balance as of October 27, 2013	$ 322,942	$ 96,643	$ 203,214	$ 207,028	$ 104,645	$ 934,472

Goodwill acquired	–	–	–	263,829	28,105	291,934

Balance as of October 26, 2014	$ 322,942	$ 96,643	$ 203,214	$ 470,857	$ 132,750	$ 1,226,406
Goodwill acquired	–	488,476	–	–	–	488,476
Purchase Adjustments	–	–	–	7,096	–	7,096
Impairment charge	–	–	–	(21,537)	–	(21,537)

Product line Disposal	(521)	(435)	–	–	(1)	(957)

Balance as of October 25, 2015	$ 322,421	$ 584,684	$ 203,214	$ 456,416	$ 132,749	$ 1,699,484

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below. In fiscal year 2015, customer relationships of $25.1 million and non-compete agreements of $1.2 million were acquired during the third quarter related to Applegate. In fiscal year 2014, customer relationships of $21.6 million were acquired during the fourth quarter related to CytoSport and $2.6 million were acquired during the first quarter related to the China based SKIPPY® peanut butter business. Through the final purchase accounting valuation of CytoSport in fiscal year 2015, the value of the customer relationships was raised to $23.3 million.

	October 25, 2015			October 26, 2014
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Avg Life	Carrying	Accumulated	Avg Life
(in thousands)	Amount	Amortization	(in Years)	Amount	Amortization	(in Years)
Customer lists/relationships	$ 83,190	$ (13,939)	12.1	$ 67,540	$ (19,336)	11.0

Formulas and recipes	7,490	(6,865)	7.2	17,854	(15,955)	8.8

Proprietary software and technology	7,010	(6,901)	8.1	14,820	(13,542)	10.2

Other intangibles	2,370	(1,195)	7.5	4,746	(4,503)	7.4

Total	$ 100,060	$ (28,900)	11.3	$ 104,960	$ (53,336)	10.4

Amortization expense for the last three fiscal years was as follows:

(in millions)
2015	$ 8.1
2014	9.4
2013	9.5

Estimated annual amortization expense for the five fiscal years after October 25, 2015, is as follows:

(in millions)
2016	$ 8.2
2017	7.6
2018	7.0
2019	7.0
2020	6.8

The carrying amounts for indefinite-lived intangible assets are in the following table. The increase in fiscal year 2015 represents the fair value of the tradenames acquired with Applegate.

	October 25,	October 26,
(in thousands)	2015	2014
Brand/tradename/trademarks	$ 748,075	$ 495,282
Other intangibles	7,984	7,984
Total	$ 756,059	$ 503,266

During the fourth quarter of fiscal years 2015 and 2014, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill. The goodwill impairment charge referred to above was recorded in fiscal year 2015 and no impairment was indicated in fiscal year 2014. Useful lives of intangible assets were also reviewed during this process, with no changes identified.